Loan receivables (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Nov. 01, 2015 CNY (¥)	Nov. 01, 2015 USD ($)
Loan receivables
Loan amount				¥ 8	$ 1,200,000
Remaining interest receivable		$ 1,957,720
Allowance for interest receivable (in Percent)	100.00%
Loan gross	$ 0	1,957,720
Loan net	0	1,480,136
Interest income	$ 0	$ 384,788	$ 735,200